UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue, 37th Floor
           New York, New York  10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, NY                       5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:  $      548,892
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACERGY S A                   SPONSORED ADR   00443E104      802    43,700 SH       SOLE                   43,700      0    0
ADVANTAGE OIL & GAS LTD      COM             00765F101    4,491   663,000 SH       SOLE                  663,000      0    0
AECOM TECHNOLOGY CORP DELAWA COM             00766T100    3,194   112,600 SH       SOLE                  112,600      0    0
ALBEMARLE CORP               COM             012653101      456    10,700 SH       SOLE                   10,700      0    0
APACHE CORP                  COM             037411105   11,175   110,100 SH       SOLE                  110,100      0    0
ARCH COAL INC                COM             039380100      238    10,400 SH       SOLE                   10,400      0    0
ATLAS ENERGY INC             COM             049298102      902    29,000 SH       SOLE                   29,000      0    0
BASIC ENERGY SVCS INC NEW    COM             06985P100      903   117,100 SH       SOLE                  117,100      0    0
CABOT OIL & GAS CORP         COM             127097103   21,153   574,800 SH       SOLE                  574,800      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    8,528   198,966 SH       SOLE                  198,966      0    0
CANADIAN NAT RES LTD         COM             136385101   16,178   218,500 SH       SOLE                  218,500      0    0
CARBO CERAMICS INC           COM             140781105    9,438   151,400 SH       SOLE                  151,400      0    0
CELANESE CORP DEL            COM SER A       150870103    7,507   235,700 SH       SOLE                  235,700      0    0
CHESAPEAKE ENERGY CORP       COM             165167107   23,160   979,700 SH       SOLE                  979,700      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    4,659   200,307 SH       SOLE                  200,307      0    0
CIMAREX ENERGY CO            COM             171798101   25,723   433,200 SH       SOLE                  433,200      0    0
CONCHO RES INC               COM             20605P101   17,098   339,515 SH       SOLE                  339,515      0    0
CONSOL ENERGY INC            COM             20854P109      247     5,800 SH       SOLE                    5,800      0    0
CONTINENTAL RESOURCES INC    COM             212015101    1,732    40,700 SH       SOLE                   40,700      0    0
CORE LABORATORIES N V        COM             N22717107      497     3,800 SH       SOLE                    3,800      0    0
DENBURY RES INC              COM NEW         247916208   21,670 1,284,500 SH       SOLE                1,284,500      0    0
DIAMOND OFFSHORE DRILLING IN COM             25271C102    5,107    57,500 SH       SOLE                   57,500      0    0
DOW CHEM CO                  COM             260543103    5,580   188,700 SH       SOLE                  188,700      0    0
EL PASO CORP                 COM             28336L109    5,003   461,500 SH       SOLE                  461,500      0    0
ENSCO INTL PLC               SPONSORED ADR   29358Q109   24,931   556,744 SH       SOLE                  556,744      0    0
EOG RES INC                  COM             26875P101    7,612    81,900 SH       SOLE                   81,900      0    0
EXXON MOBIL CORP             COM             30231G102   20,503   306,100 SH       SOLE                  306,100      0    0
FMC TECHNOLOGIES INC         COM             30249U101      530     8,200 SH       SOLE                    8,200      0    0
FOREST OIL CORP              COM PAR $0.01   346091705    1,337    51,800 SH       SOLE                   51,800      0    0
GULFMARK OFFSHORE INC        CL A NEW        402629208      916    34,500 SH       SOLE                   34,500      0    0
HALLIBURTON CO               COM             406216101   11,895   394,800 SH       SOLE                  394,800      0    0
HELIX ENERGY SOLUTIONS GRP I COM             42330P107    2,756   211,500 SH       SOLE                  211,500      0    0
HELMERICH & PAYNE INC        COM             423452101    6,736   176,900 SH       SOLE                  176,900      0    0
HORNBECK OFFSHORE SVCS INC N COM             440543106    6,397   344,500 SH       SOLE                  344,500      0    0
JACOBS ENGR GROUP INC DEL    COM             469814107    8,319   184,100 SH       SOLE                  184,100      0    0
KBR INC                      COM             48242W106    2,717   122,600 SH       SOLE                  122,600      0    0
KEY ENERGY SVCS INC          COM             492914106      500    52,400 SH       SOLE                   52,400      0    0
LUBRIZOL CORP                COM             549271104    4,546    49,567 SH       SOLE                   49,567      0    0
MARATHON OIL CORP            COM             565849106   11,134   351,900 SH       SOLE                  351,900      0    0
MASSEY ENERGY CORP           COM             576206106    5,783   110,600 SH       SOLE                  110,600      0    0
MCDERMOTT INTL INC           COM             580037109    2,108    78,300 SH       SOLE                   78,300      0    0
MURPHY OIL CORP              COM             626717102   49,531   881,500 SH       SOLE                  881,500      0    0
NATIONAL OILWELL VARCO INC   COM             637071101    1,721    42,400 SH       SOLE                   42,400      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103    1,301    31,100 SH       SOLE                   31,100      0    0
NORTHERN OIL & GAS INC NEV   COM             665531109    6,013   379,341 SH       SOLE                  379,341      0    0
OIL STS INTL INC             COM             678026105    2,462    54,300 SH       SOLE                   54,300      0    0
PATTERSON UTI ENERGY INC     COM             703481101    5,480   392,300 SH       SOLE                  392,300      0    0
PEABODY ENERGY CORP          COM             704549104    5,598   122,500 SH       SOLE                  122,500      0    0
PENN WEST ENERGY TR          TR UNIT         707885109    9,429   445,200 SH       SOLE                  445,200      0    0
PETROHAWK ENERGY CORP        COM             716495106   19,126   943,100 SH       SOLE                  943,100      0    0
PRIDE INTL INC DEL           COM             74153Q102   16,813   558,400 SH       SOLE                  558,400      0    0
QUESTAR CORP                 COM             748356102   17,528   405,750 SH       SOLE                  405,750      0    0
ROSETTA RESOURCES INC        COM             777779307    1,500    63,700 SH       SOLE                   63,700      0    0
ROWAN COS INC                COM             779382100    1,290    44,300 SH       SOLE                   44,300      0    0
ST MARY LD & EXPL CO         COM             792228108    2,026    58,200 SH       SOLE                   58,200      0    0
STATOIL ASA                  SPONSORED ADR   85771P102      707    30,300 SH       SOLE                   30,300      0    0
STEEL DYNAMICS INC           COM             858119100    2,360   135,100 SH       SOLE                  135,100      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    6,432   306,000 SH       SOLE                  306,000      0    0
TALISMAN ENERGY INC          COM             87425E103   17,077 1,001,000 SH       SOLE                1,001,000      0    0
TESORO CORP                  COM             881609101   25,042 1,801,600 SH       SOLE                1,801,600      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ULTRA PETROLEUM CORP         COM             903914109    4,178    89,600 SH       SOLE                   89,600      0    0
VALERO ENERGY CORP NEW       COM             91913Y100   16,968   861,300 SH       SOLE                  861,300      0    0
VANTAGE DRILLING COMPANY     ORD SHS         G93205113    1,574 1,063,700 SH       SOLE                1,063,700      0    0
WHITING PETE CORP NEW        COM             966387102    1,738    21,500 SH       SOLE                   21,500      0    0
WILLBROS GROUP INC DEL       COM             969203108      948    78,900 SH       SOLE                   78,900      0    0
WILLIAMS COS INC DEL         COM             969457100   17,889   774,400 SH       SOLE                  774,400      0    0


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